Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events The Company has evaluated events from December 31, 2018 through the date the financial statements were issued. There were no subsequent events that need disclosure.